Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of net income (loss) available to each class of common stockholders
	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Net income available to Class A common stockholders:
Interest income	$8,000	$1,744,000	$1,906,000	$4,130,000
Less/add: Income and franchise taxes/benefit	1,000	(405,000)	(519,000)	(952,000)
Net income attributable to Class A common stockholders	$9,000	$1,339,000	$1,387,000	$3,178,000

Net (loss) available to Class B common stockholders:
Net (loss) income	$(2,812,000)	$(941,000)	$(2,143,000)	$492,000
Less: amount attributable to Class A common stockholders	9,000	(1,339,000)	(1,387,000)	(3,178,000)
Net loss attributable to Class B common stockholders	$(2,821,000)	$(2,280,000)	$(3,530,000)	$(2,686,000)

	Year ended December 31, 2019	For the period from August 6, 2018 (date of inception) to December 31, 2018
Net income available to Class A common stockholders:
Interest income	$5,523,000	$—
Less: Income and franchise taxes	(1,310,000)	—
Net income attributable to Class A common stockholders	$4,213,000	$—

Net income available to Class B common stockholders:
Net income (loss)	$1,160,000	$(3,000)
Less: amount attributable to Class A common stockholders	(4,213,000)	—
Net (loss) attributable to Class B common stockholders	$(3,053,000)	$(3,000)